Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data
(10)	Selected Quarterly Financial Data (Unaudited)

	For the Three Months Ended March 31, 2013	For the Three Months Ended June 30, 2013	For the Three Months Ended September 30, 2013	For the Three Months Ended December 31, 2013
Interest Income	$12,921	$10,456	$7,020	$3,982
Net investment income (loss)	$(169,195)	$(149,078)	$(118,792)	$(129,519)
Net realized and net change in unrealized gains/(losses) on United States Treasury Obligations and Futures	$(3,632,465)	$108,854	$2,716,542	$226,060
Net Income/(loss)	$(3,801,660)	$(40,224)	$2,597,750	$96,542
Increase/(decrease) in Net Asset Value	$(8,968,872)	$(15,872,556)	$(2,727,028)	$96,524
Net Income (loss) per Share	$1.10	$(0.08)	$1.03	$0.04

	For the Three Months Ended March 31, 2012	For the Three Months Ended June 30, 2012	For the Three Months Ended September 30, 2012	For the Three Months Ended December 31, 2012
Interest Income	$3,720	$14,720	$13,623	$18,653
Net investment income (loss)	$(195,827)	$(157,186)	$(144,768)	$(178,783)
Net realized and net change in unrealized gains/(losses) on United States Treasury Obligations and Futures	$2,163,070	$(2,783,671)	$1,724,540	$352,455
Net Income/(loss)	$1,967,243	$(2,940,857)	$1,579,772	$173,672
Increase/(decrease) in Net Asset Value	$(8,883,691)	$(18,732,499)	$12,401,589	$5,559,013
Net Income (loss) per Share	$0.55	$(0.81)	$0.55	$0.03